Document and Entity Information	Jun. 16, 2022
Cover [Abstract]
Entity Registrant Name	FARMERS NATIONAL BANC CORP /OH/
Amendment Flag	false
Entity Central Index Key	0000709337
Document Type	8-K
Document Period End Date	Jun. 16, 2022
Entity Incorporation State Country Code	OH
Entity File Number	001-35296
Entity Tax Identification Number	34-1371693
Entity Address, Address Line One	20 South Broad Street
Entity Address, Address Line Two	P.O. Box 555
Entity Address, City or Town	Canfield
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44406-0555
City Area Code	(330)
Local Phone Number	533-3341
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	FMNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false